PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund Shareholder Fees	Jun. 30, 2025 USD ($)
PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund | PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund
Prospectus [Line Items]
Shareholder Fee, Other